Intangible Assets - Key Assumptions Used in Impairment Testing (Detail)	Mar. 31, 2025	Mar. 31, 2024
SMBC Consumer Finance Co., Ltd [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate	10.12%	8.04%
Growth rate	1.00%	1.00%
Sumitomo Mitsui DS Asset Management Company, Limited [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate	12.30%	11.90%
Growth rate	2.00%	1.80%
SMFG India Credit Company Limited [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate	16.90%	16.80%
Growth rate	8.00%	8.00%